Income Taxes	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 10 — Income Taxes
The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2022	2021	2020

Current	$102,197	$176,537	$55,243
Deferred	(3,292)	(50,605)	30,239

Income taxes	$98,905	$125,932	$85,482

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.
The Company maintained a tax receivable balance of $56,959 and $53,925 as of September 30, 2022 and 2021, respectively, which is included in Prepaid expenses and other current assets.
Deferred income taxes are comprised of the following components:

	As of September 30,
	2022	2021
Deferred tax assets:
Deferred revenue	$18,470	$25,282
Employee compensation and benefits	90,445	76,020
Intangible assets, computer software and intellectual property	64,719	75,200
Tax credits, net capital and operating loss carryforwards	110,764	156,209
Lease liabilities	44,443	50,780
Other	48,171	46,372

Total deferred tax assets	377,012	429,863
Valuation allowances	(56,868)	(65,550)

Total deferred tax assets, net	320,144	364,313

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(57,566)	(84,755)
Intangible assets, computer software and intellectual property	(109,419)	(109,526)
Lease assets	(38,454)	(47,822)
Other	(73,166)	(97,638)

Total deferred tax liabilities	(278,605)	(339,741)

Net deferred tax assets (liabilities)	$41,539	$24,572

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2022	2021	2020

Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	15.3	15.5	14.7

Effective income tax rate	15.3%	15.5%	14.7%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

(1) Foreign taxes for the year ended Sep 30, 2022:
In fiscal
 year 2022, the Company recorded a tax benefit of
$37,000
related to the release of accrued withholding taxes on unremitted earnings accumulated in Israel. The release of the accrued withholding taxes followed the Company’s funding decisions relating to the construction of its new Israeli campus; such funding decisions have also taken into consideration recent changes in Israeli law and the recent application of the Preferred Technological Enterprise regime to the company’s main Israeli operating subsidiary.
Foreign
 taxes in fiscal year 2022 also included a
benefit of

$
8,871
relating to changes in tax regulations in certain jurisdiction, an
d
an expense of $3,193 for the estimated additional tax charge as a result of the gain from sale of a business (see also Note 3).
Foreign
 taxes in fiscal year 2022 also included a total amount of releases, net of additions related to prior years, of gross unrecognized tax benefits of
$4,757
relating to effectively settled arrangements with tax

authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions.
Foreig
n taxes in fiscal year 2022 also included an expense of $1,211 resulting from the creation of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will not likely be realized due to the Company’s projections of future taxable income.
(1) Foreign taxes for the year ended Sep 30, 2021:
In fiscal
 year 2021, foreign taxes included an expense of $39,596 for the estimated additional tax charge as a result of the gain from sale of a business, please see also Note 3.
Foreign
taxes in fiscal year 2021 also included a benefit of $10,933 resulting from internal structural changes in certain jurisdictions in which the Company operates.
Foreign
taxes in fiscal year 2021 also included a total amount of releases, net of additions related to prior years, of gross unrecognized tax benefits of $7,701 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The net release was offset by decrease in tax assets and as a result the net impact on income tax expense for fiscal year 2021 was not material.
Foreign
taxes in fiscal year 2021 also included a benefit of $
6,006
resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

(1) Foreign taxes for the year ended Sep 30, 2020:
In fiscal
 year 2020, foreign taxes included a total amount of releases of gross unrecognized tax benefits of $47,582 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by decrease in tax assets and increase in tax liabilities and as a result a net benefit of $14,971 was included within income tax expense for fiscal year 2020.
Foreign
taxes in fiscal year 2020 also included a benefit of $
15,438
resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.
On March
27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) to provide certain relief as a result of the
COVID-19
outbreak. Some of the key income
tax-related
provisions of the CARES Act include modification in the usage of net operating losses, interest deductions and payroll benefits. Furthermore, other governments have offered and may continue to offer support to companies who operate in those countries.
Foreign
 taxes in fiscal year 2020 also included a tax benefit of $4,964 resulting from tax enactments related to the
COVID-19
in certain
jurisdictions.
As of
 September 30, 2022 and 2021, the Company indefinitely reinvest certain undistributed earnings of its foreign subsidiary and as a result has not recorded deferred tax liabilities in amounts of $
59,000
 and $28,795 respectively.
During fiscal year 2022, the net decrease in valuation allowances was $8,682. The valuation allowances, related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2022, the Company had tax credits, net capital and operating loss carryforwards of $516,270 of which $104,079 have expiration dates through 2042, and the remainder do not expire.

During fiscal year 2021, the net decrease in valuation allowances was $3,905. The valuation allowances, related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2022, the Company had tax credits, net capital and operating loss carryforwards of $756,414 of which $170,430 have expiration dates through 2041, and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2022	2021	2020

Balance at beginning of fiscal year	$195,196	$168,186	$169,322
Additions based on tax positions related to the current year	22,386	25,662	23,154
Additions for tax positions of prior years	8,359	23,849	23,292
Reductions for tax positions of prior years	(7,262)	(7,467)	(15,214)
Settlements with tax authorities(1)	(1,344)	(10,245)	(29,400)
Lapse of statute of limitations	(4,304)	(4,789)	(2,968)

Balance at end of fiscal year	$213,031	$195,196	$168,186

(1)
The changes in the years ended September 30, 2021 and 2020 were $10,245 and $29,400 respectively, the majority of which were offset by income tax payments or changes in Tax receivables, Tax payables and deferred tax assets.

The total amount of unrecognized tax benefits, which includes interest and penalties, was $213,031 as of September 30, 2022, and $195,196 as of September 30, 2021, all of which would affect the effective tax rate if realized.
The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2022, the Company had accrued $35,471 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $10,460 was recognized in the statements of income in fiscal year 2022, net of interest and penalty reversals. As of September 30, 2021, the Company had accrued $
25,011
 in income taxes payable for interest and penalties relating to unrecognized tax benefits. Total amount of interest and penalty releases, net that was recognized in the statements of income in fiscal year 2021 was $
9,199.

The Company is currently under tax audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of September 30, 2022, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

It is reasonably possible that the amount of unrecognized tax benefits may decrease by up to $2,636 during fiscal year 2023 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates.